Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flow
Net loss	$ (12,537)	$ (11,738)	$ (13,162)
Depreciation	12	9	9
Stock-based compensation	2,603	1,748	3,011
Issued stock for service fee	0	0	1,330
Amortization and others	242	258	556
Changes in non-cash operating balances:
Accounts receivable and other receivables	7	(1)	(4)
Security deposit	0	0	12
Prepaid expense	68	(180)	(18)
Inventory	0	(11)	17
Employee deposit of overpayment	(50)	50	0
Accounts payable and accrued liabilities	(165)	(172)	(819)
Net cash used in operating activities	(9,820)	(10,037)	(7,430)
Purchase of property and equipment	(6)	(13)	0
Net cash flows used in investing activities	(6)	(13)	0
Proceeds from the issuance of share capital	7,283	8,687	5,000
Repayment of operating lease and financing obligation	238	265	277
Net cash provided from financing activities	7,045	8,422	4,723
Net (decrease) increase in cash and cash equivalents	(2,781)	(1,628)	(2,707)
CASH AT BANK
Beginning of year	3,611	5,239	7,946
End of year	830	3,611	5,239
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Shares and warrants issued on connection with convertible notes	$ 0	$ 0	$ 0